[Front cover page]
THE GALAXY FUND



PROSPECTUS
July 6, 2000



GALAXY RETAIL SHARES

GALAXY PAN ASIA FUND

RETAIL A SHARES AND RETAIL B SHARES










As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved any shares of this Fund or determined if this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.


                                                                          [LOGO]

CONTENTS

RISK/RETURN SUMMARY............................................................................1
Introduction...................................................................................1
Galaxy Pan Asia Fund...........................................................................2
Additional information about risk..............................................................6

FUND MANAGEMENT................................................................................7

HOW TO INVEST IN THE FUND......................................................................8
How sales charges work.........................................................................8
Buying, selling and exchanging shares.........................................................10
         HOW TO BUY SHARES....................................................................10
         HOW TO SELL SHARES...................................................................12
         HOW TO EXCHANGE SHARES...............................................................12
         OTHER TRANSACTION POLICIES...........................................................13

DIVIDENDS, DISTRIBUTIONS AND TAXES............................................................14

GALAXY INVESTOR PROGRAMS......................................................................16
Retirement plans..............................................................................16
Other programs................................................................................16

HOW TO REACH GALAXY...........................................................................18

RISK/RETURN SUMMARY

INTRODUCTION

THIS PROSPECTUS describes the Galaxy Pan Asia Fund. The Fund invests primarily in the common stocks of companies located in or that have their principal activities in Asia or the Pacific Basin.

IS THE FUND RIGHT FOR YOU?

Not all mutual funds are for everyone. Your investment goals and tolerance for risk will determine which fund is right for you.

Equity funds are generally best suited to investors seeking growth of their investment over time and who are prepared to accept the risks associated with equity securities. Equity funds have the potential for higher returns than other funds, such as bond funds or money market funds, but also carry more risk. Different equity funds have different levels of risk. They have varying objectives and investment styles, and some are considered more aggressive than others.

THE FUND'S INVESTMENT ADVISER

Fleet Investment Advisors Inc., which is referred to in this prospectus as the ADVISER, is the investment adviser for the Fund.

--------------------------------------------------------------------------------
AN INVESTMENT IN THE FUND ISN'T A FLEET BANK DEPOSIT AND IT ISN'T INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY BY INVESTING IN THE FUND.


GALAXY RETAIL SHARES                                                           1

GALAXY PAN ASIA FUND

On the following pages, you'll find important information about the Fund, including:

- the Fund's investment objective (sometimes called the Fund's goal) and the main investment strategies used by the Fund's investment adviser in trying to achieve that objective
-    the main risks associated with an investment in the Fund
-    the fees and expenses that you will pay as an investor in the Fund.

THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks capital appreciation.


THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund normally invests at least 65% of its total assets in the common stocks of companies located in or whose principal activities are in Asia and the Pacific Basin. These countries may include Hong Kong, India, Indonesia, Japan, Malaysia, the People's Republic of China, the Philippines, Republic of Korea, Singapore, Taiwan and Thailand. In determining where a company's principal activities are located, the Adviser will consider its country of organization, the principal trading market for its stocks, the source of its revenues and the location of its assets. The Fund emphasizes investments in the developed countries of the region (i.e., Hong Kong, Japan, and Singapore), however, it may also invest in companies located in emerging markets. The Fund will invest mainly in large and medium-sized companies, although it may invest in companies of any size.

[Sidenote:]
SUB-ADVISER
The Adviser has appointed UOB Global Capital LLC as Sub-Adviser to assist it in the day-to-day management of the Fund's investment portfolio.

The Sub-Adviser determines how much to invest in each country by looking at factors such as prospects for economic growth, expected inflation levels, government policies and the range of available investment opportunities. The Sub-Adviser uses a rigorous bottom-up approach, recognizing that individual companies can do well, even in an industry or economy that is not performing well. The Sub-Adviser emphasizes intensive research and stockpicking as the means to identify undervalued stocks in the Asian markets. The investment process is based on a disciplined and systematic approach to identifying under-priced securities. Fundamental parameters that are value and/or growth oriented are used to screen the stock universe to identify companies that are likely to outperform. Regular company visits are an intrinsic part of the process. Top-down macro analysis, i.e., the process of looking at economic and political trends in the region and then selecting countries and industries that should benefit from those trends, and market valuation are used to support asset allocation decisions. Quantitative tools are used to help identify and manage exposure to different risk factors.

The Fund will sell a security if, as a result of changes in the economy of a particular country or the Asian and Pacific Basin region in general, the Sub-Adviser believes that holding the security is no longer consistent with the Fund's investment objective. A security may also be sold as a result of a deterioration in the performance of the security or in the financial condition of the company that issued the security.

THE MAIN RISKS OF INVESTING IN THE FUND

Changes in the U.S. or foreign economies can cause the value of stocks and other investments held by the Fund to fall. Stock prices may decline over short or extended periods. U.S. and foreign stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.


2                                                           GALAXY RETAIL SHARES

GALAXY PAN ASIA FUND

The value of your investment in the Fund will go up and down with the value of the investments which the Fund holds. The Fund's investments may not perform as well as other investments, even in times of rising markets.

[Sidenote:]
RISK LEVEL
On a risk spectrum ranking funds from conservative to aggressive, the Galaxy Pan Asia Fund is considered to have an aggressive level of risk. This ranking is based on the assessment by the Fund's investment adviser of the potential risk of the Fund relative to the other equity funds offered by Galaxy, but this can change over time. It should not be used to compare the Fund with other mutual funds or other types of investments. Consult your financial professional to help you decide if the Fund is right for you.

In addition, the Fund carries the following main risks:

- FOREIGN INVESTMENTS - Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S. stocks.
- EMERGING MARKETS - The risks associated with foreign investments are heightened when investing in emerging markets. The governments and economies of emerging market countries feature greater instability than those of more developed countries. Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.
- REGIONAL RISK - Because the Fund invests primarily in the stocks of companies located in Asia and the Pacific Basin, the Fund is particularly susceptible to events in that region. Events in any one country may impact the other countries or the region as a whole. As a result, events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified.
- COUNTRY RISK - The Fund may invest 25% or more of its assets in the securities of companies located in one country, and currently intends to invest at least 50% of its assets in securities of companies located in Japan. When the Fund invests a high percentage of its assets in a particular country, the Fund will be especially susceptible to factors affecting that country. In particular, you should know that the Japanese economy faces several concerns, including: a financial system with a significant amount of nonperforming loans; high debt on corporate balance sheets; a structurally changing labor market, under which the traditional concept of lifetime employment is at odds with the increasing need for labor mobility; and changing corporate governance models. Japan is heavily dependent on international trade and has been adversely affected by trade tariffs and other protectionist measures.
- CURRENCY EXCHANGE - Although the Fund usually makes investments that are sold in foreign currencies, it values its holdings in U.S. dollars. If the U.S. dollar rises compared to a foreign currency, the Fund loses on the currency exchange.
- SMALL COMPANIES RISK - Small companies tend to have limited resources, product lines and market share. As a result, their share prices tend to fluctuate more than those of larger companies. Their shares may also trade less frequently and in limited volume, making them potentially less liquid. The price of small company stocks might fall regardless of trends in the broader market.
- DERIVATIVES - The Fund may invest in derivatives, such as options, futures and foreign currencies, to hedge against market risk or the currency risk of its foreign investments or to seek to increase total return.
     There's no guarantee the use of derivatives for hedging will always work. It can also prevent the Fund from making a gain if markets move in the opposite direction to the hedge. To the extent that a derivative is not used as a hedge, losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.
- SELECTION OF INVESTMENTS: The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.


[Sidenote:]
DERIVATIVES
A derivative is an investment whose value is based on or DERIVED from the performance of other securities or interest or currency exchange rates or indices. Derivatives are considered to carry a higher degree of risk than other types of securities.


GALAXY RETAIL SHARES                                                           3

GALAXY PAN ASIA FUND


HOW THE FUND HAS PERFORMED

The Fund had not commenced operations as of the date of this prospectus and, accordingly, does not have a long-term performance record.


FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
----------------------- ------------------------------ -----------------------------------
                        MAXIMUM SALES CHARGE           MAXIMUM DEFERRED SALES
                        (LOAD) ON PURCHASES            CHARGE (LOAD) SHOWN AS A %
                        SHOWN AS A % OF THE            OF THE OFFERING PRICE OR SALE
                        OFFERING PRICE                 PRICE, WHICHEVER IS LESS
----------------------- ------------------------------ -----------------------------------
Retail A Shares         3.75%(1)                       None(2)
----------------------- ------------------------------ -----------------------------------
Retail B Shares         None                           5.00%(3)
----------------------- ------------------------------ -----------------------------------


ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)
----------------------- ----------------- ------------------- ------------- --------------------------
                                          DISTRIBUTION
                        MANAGEMENT        AND SERVICE         OTHER         TOTAL FUND
                        FEES              (12b-1) FEES        EXPENSES      OPERATING EXPENSES
----------------------- ----------------- ------------------- ------------- --------------------------
Retail A Shares         1.20%             0.25%(4)            0.77%(5,6)      2.22%(6)
----------------------- ----------------- ------------------- ------------- --------------------------
Retail B Shares         1.20%             1.00%(7)            0.74%(5,6)      2.94%(6)
----------------------- ----------------- ------------------- ------------- --------------------------


(1) Reduced sales charges may be available. See "How to invest in the Fund - How sales charges work."
(2)  Except for investments of $500,000 or more. See "How to invest in the Fund
     - How sales charges work."
(3) This amount applies if you sell your shares in the first year after purchase and gradually declines to 1% in the sixth year after purchase. After six years, your Retail B Shares will automatically convert to Retail A Shares. See "How to invest in the Fund - How sales charges work."
(4) The Fund may pay Distribution and service (12b-1) fees up to a maximum of 0.30% of the Fund's average net assets attributable to Retail A Shares but will limit such fees to no more than 0.25% during the current fiscal year.
(5)  Other expenses are based on estimated amounts for the current fiscal year.
(6) The Adviser has agreed to reimburse Other expenses so that Total Fund operating expenses do not exceed 1.95% and 2.67% for Retail A Shares and Retail B Shares, respectively. These reimbursements may be revised or discontinued at any time.
(7) The Fund may pay Distribution and service (12b-1) fees up to a maximum of 1.15% of the Fund's average net assets attributable to Retail B Shares but will limit such fees to no more than 1.00% during the current fiscal year.

4                                                           GALAXY RETAIL SHARES

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:
-    you invest $10,000 for the periods shown
-    you reinvest all dividends and distributions in the Fund
-    you sell all your shares at the end of the periods shown
-    your investment has a 5% return each year
-    the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

----------------------- --------------------- --------------------
                        1 YEAR                3 YEARS
----------------------- --------------------- --------------------
Retail A Shares         $592                  $1,043
----------------------- --------------------- --------------------
Retail B Shares         $797                  $1,210
------------------------------------------------------------------
If you hold Retail B Shares, you would pay the
following expenses if you didn't sell your shares:
----------------------- --------------------- --------------------
Retail B Shares         $297                  $910
----------------------- --------------------- --------------------


GALAXY RETAIL SHARES                                                           5

ADDITIONAL INFORMATION ABOUT RISK


The main risks associated with an investment in the Galaxy Pan Asia Fund have been described above. The following supplements that discussion.


TEMPORARY DEFENSIVE POSITIONS

The Fund may temporarily hold up to 100% of its total assets in investments that are not part of its principal investment strategy to try to avoid losses during unfavorable market conditions. These investments may include cash (which will not earn any income), U.S. and foreign money market instruments, debt securities issued or guaranteed by the U.S. Government or its agencies and foreign national governments or their agencies, securities of foreign issuers located outside the Asian and Pacific Basin region, and the securities of U.S. issuers. This strategy could prevent the Fund from achieving its investment objective and could reduce the Fund's return and affect its performance during a market upswing.


OTHER TYPES OF INVESTMENTS

This prospectus describes the Fund's main investment strategies and the particular types of securities in which the Fund mainly invests. The Fund may, from time to time, pursue other investment strategies and make other types of investments in support of its overall investment goal. These supplemental investment strategies, which are not considered to be main investment strategies of the Fund - and the risks involved - are described in detail in the Statement of Additional Information (SAI) which is referred to on the back cover of this prospectus.

YEAR 2000 RISKS

Over the past several years, the Adviser and Galaxy's other major service providers expended considerable time and money in addressing the computer and technology problems associated with the transition to the Year 2000. As a result of those efforts, Galaxy did not experience any material disruptions in its operations as a result of the transition to the 21st century. The Adviser and Galaxy's other major service providers are continuing to monitor the Year 2000 or Y2K problems, however, and there can be no assurances that there will be no adverse impact to Galaxy or the Fund as a result of future computer-related Y2K difficulties.


6                                                           GALAXY RETAIL SHARES

FUND MANAGEMENT

ADVISER

The Adviser, an indirect wholly-owned subsidiary of FleetBoston Financial Corporation, was established in 1984 and has its main office at 75 State Street, Boston, Massachusetts 02109. The Adviser also provides investment management and advisory services to individual and institutional clients and manages the other Galaxy investment portfolios. As of March 31, 2000, the Adviser managed over $104 billion in assets.

The Adviser, subject to the general supervision of Galaxy's Board of Trustees, manages the Fund in accordance with its investment objective and policies, makes decisions with respect to and places orders for all purchases and sales of its portfolio securities, and maintains related records. For these services, the Adviser is entitled to receive management fees from the Fund at the annual rate of 1.20% of the Fund's average daily net assets.

SUB-ADVISER

The Adviser has delegated some of its advisory responsibilities with respect to the Pan Asia Fund to UOB Global Capital LLC as Sub-Adviser. The
Sub-Adviser determines which securities will be purchased, retained or sold for the Fund, places orders for the Fund and provides the Adviser with information on Asian investment and economic developments. The Adviser assists and consults with the Sub-Adviser as to the Fund's investment program, reviews sector and country allocations as determined by the Sub-Adviser for investment and manages the Fund's daily cash position. The Sub-Adviser's fees are paid by the Adviser.


The Sub-Adviser is located at 592 Fifth Avenue, Suite 602, New York, New York 10036. The Sub-Adviser has entered into an arrangement with its affiliate, UOB Asset Management Ltd. (UOBAM), pursuant to which UOBAM has agreed to provide appropriate resources, including investment, operations and compliance personnel, to the Sub-Adviser. UOBAM is located at UOB Plaza 2, 80 Raffles Place, #03-00, Singapore 048624. At December 31, 1999, together with its affiliates, the Sub-Adviser had discretionary management authority over approximately $2.17 billion in assets.

[Sidenote:]
PORTFOLIO MANAGER
The Fund's portfolio manager is Janet Liem, who joined UOB Overseas Bank Group (UOB) in 1993 and who has been a portfolio manager with the Sub-Adviser since April 2000. Under the supervision of Daniel Chan, a member of the Sub-Adviser's Investment Committee, she is primarily responsible for the day-to-day management of the Fund's investment portfolio.

Ms. Liem, who also serves as Director and Head of Research of UOB Asset Management Ltd. (UOBAM), has over 15 years of investment experience. Prior to joining UOB, she held various research positions with global financial institutions. She holds a BBA from the National University of Singapore and an MBA from the University of New South Wales.

Mr. Chan has over 20 years investment experience. He currently serves as Chief Investment Officer and Managing Director of UOBAM. He has been with
UOB since 1982 and the Sub-Adviser since its inception in 1998. He is responsible for all aspects of the investment process. He is also the current Chairperson of the Investment Management Association of Singapore. Prior to joining UOB, he was a Vice President at Sun Hung Kai Securities in Singapore. He holds a BBA from the National University of Singapore.

ALLOCATION OF ORDERS FOR PORTFOLIO SECURITIES

The Adviser and Sub-Adviser may allocate orders for the purchase and sale of portfolio securities to certain financial institutions, including those that are affiliated with the Adviser or Sub-Adviser or that have sold shares of the Fund, to the extent permitted by law or by order of the Securities and Exchange Commission. The Adviser and Sub-Adviser will allocate orders to such institutions only if they believe that the quality of the transaction and the commission are comparable to what they would be with other qualified brokerage firms.


GALAXY RETAIL SHARES                                                           7

HOW TO INVEST IN THE FUND


HOW SALES CHARGES WORK

You will normally pay a sales charge to invest in the Fund. If you buy Retail A Shares, you'll usually pay a sales charge (sometimes called a front-end load) at the time you buy your shares. If you buy Retail B Shares, you may have to pay a contingent deferred sales charge (sometimes called a back-end load or CDSC) when you sell your shares. This section explains these two options.


[Sidenote:]
NET ASSET VALUE
The price you pay for your shares is based on the net asset value per share
(NAV). It's the value of the Fund's assets attributable to Retail A Shares or Retail B Shares, minus the value of the Fund's liabilities attributable to Retail A Shares or Retail B Shares, divided by the number of Retail A Shares or Retail B Shares held by investors.


RETAIL A SHARES

The table below shows the sales charge you'll pay if you buy Retail A Shares of the Fund. The offering price is the NAV of the shares purchased, plus any applicable sales charge.

------------------------------------- ------------------------------ -----------------------------
                                           TOTAL SALES CHARGE
------------------------------------- ------------------------------ -----------------------------
                                      AS A % OF THE OFFERING         AS A % OF YOUR
AMOUNT OF YOUR INVESTMENT             PRICE PER SHARE                INVESTMENT
------------------------------------- ------------------------------ -----------------------------
Less than $50,000                     3.75%                          3.90%
------------------------------------- ------------------------------ -----------------------------
$50,000 but less than $100,000        3.50%                          3.63%
------------------------------------- ------------------------------ -----------------------------
$100,000 but less than $250,000       3.00%                          3.09%
------------------------------------- ------------------------------ -----------------------------
$250,000 but less than $500,000       2.50%                          2.56%
------------------------------------- ------------------------------ -----------------------------
$500,000 and over                     0.00%(1)                       0.00%(1)
------------------------------------- ------------------------------ -----------------------------


(1) There is no front-end sales charge on investments in Retail A Shares of $500,000 or more. However, if you sell the shares within one year after buying them, you'll pay a CDSC of 1% of the offering price or 1% of the net asset value of your shares, whichever is less, unless the shares were sold because of the death or disability of the shareholder. Galaxy will waive the 1% CDSC on withdrawals of Retail A Shares made through Galaxy's Systematic Withdrawal Plan that don't annually exceed 12% of your account's value. See "Galaxy investor programs -- Systematic withdrawal plan" below.

Galaxy's distributor may, from time to time, implement programs under which a broker-dealer's sales force may be eligible to win nominal awards for certain sales efforts. If any such program is made available to any broker-dealer, it will be made available to all broker-dealers on the same terms. Payments made under such programs are made by Galaxy's distributor out of its own assets and not out of the assets of the Fund. These programs will not change the price of Retail A Shares or the amount that the Fund will receive from such sales.

Certain affiliates of the Adviser may, at their own expense, provide additional compensation to affiliated broker-dealers whose customers purchase significant amounts of Retail A Shares of one or more Galaxy portfolio and to unaffiliated broker-dealers whose customers purchase Retail A Shares of one or more Galaxy portfolio. Such compensation will not represent an additional expense to the portfolios or their shareholders, since it will be paid from the assets of the Adviser's affiliates.


There's no sales charge when you buy Retail A Shares if:
-    You buy shares by reinvesting your dividends and distributions.
-    You buy shares for a 401(k) or SIMPLE IRA retirement account.
- You buy shares for any retirement account provided that you held Retail A Shares in a retirement account prior to January 1, 1999.
- You buy shares for any retirement account and your total cumulative Retail A Share retirement account balance was $30,000 or more between January 1, 1999 and June 30, 1999.
- You buy shares with money from another Galaxy portfolio on which you've already paid a sales charge (as long as you buy the new shares within 90 days after selling your other shares).
- You're an investment professional who places trades for your clients and charges them a fee.
- You buy shares under an all-inclusive fee program (sometimes called a "wrap fee program") offered by a broker-dealer or other financial institution.
- You were a shareholder of the Boston 1784 Funds on the date when the Boston 1784 Funds were reorganized into Galaxy.


8                                                           GALAXY RETAIL SHARES

-    You were a Galaxy shareholder before December 1, 1995.
- You previously paid a sales charge for the shares of another mutual fund company (as long as you buy the Galaxy shares within 60 days of selling your other shares).

[Sidenote:]
SALES CHARGE WAIVERS
Ask your investment professional or Galaxy's distributor, or consult the SAI, for other instances in which the sales load on Retail A Shares is waived. When you buy your shares, you must tell your investment professional or Galaxy's distributor that you qualify for a sales load waiver. To contact Galaxy's distributor, call 1-877-BUY-GALAXY (1-877-289-4252).

RETAIL B SHARES

If you buy Retail B Shares of the Fund, you won't pay a CDSC unless you sell your shares within six years of buying them. The following table shows the schedule of CDSC charges:

------------------------------------------ -------------------------------------------
IF YOU SELL YOUR SHARES                    YOU'LL PAY A CDSC OF
------------------------------------------ -------------------------------------------
During the first year                      5.00%
------------------------------------------ -------------------------------------------
During the second year                     4.00%
------------------------------------------ -------------------------------------------
During the third year                      3.00%
------------------------------------------ -------------------------------------------
During the fourth year                     3.00%
------------------------------------------ -------------------------------------------
During the fifth year                      2.00%
------------------------------------------ -------------------------------------------
During the sixth year                      1.00%
------------------------------------------ -------------------------------------------
After the sixth year                       None
------------------------------------------ -------------------------------------------


For purposes of calculating the CDSC, all purchases made during a calendar month are considered to be made on the first day of that month. The CDSC is based on the value of the Retail B Shares on the date that they are sold or the original cost of the shares, whichever is lower. To keep your CDSC as low as possible each time you sell shares, Galaxy will first sell any shares in your account that are not subject to a CDSC. If there are not enough of these, Galaxy will sell those shares that have the lowest CDSC. There is no CDSC on Retail B Shares that you acquire by reinvesting your dividends and distributions. In addition, there's no CDSC when Retail B Shares are sold because of the death or disability of a shareholder and in certain other circumstances such as exchanges. Ask your investment professional or Galaxy's distributor, or consult the SAI, for other instances in which the CDSC is waived. To contact Galaxy's distributor, call 1-877-BUY-GALAXY (1-877-289-4252).

DISTRIBUTION AND SHAREHOLDER SERVICE FEES

Retail A Shares of the Fund can pay distribution (12b-1) fees at an annual rate of up to 0.30% of the Fund's Retail A Share assets. The Fund does not intend to pay more than 0.25% in distribution fees with respect to Retail A Shares during the current fiscal year.

Retail B Shares of the Fund can pay distribution and shareholder service (12b-1) fees at an annual rate of up to 1.15% of the Fund's Retail B Share assets. The Fund does not intend to pay more than 1.00% in distribution and shareholder service (12b-1) fees during the current fiscal year.

Galaxy has adopted separate plans under Rule 12b-1 that allow the Fund to pay fees from its Retail A Share assets for selling and distributing Retail A Shares and from its Retail B Share assets for selling and distributing Retail B Shares and for services provided to shareholders.

Because 12b-1 fees are paid on an ongoing basis, over time they increase the cost of your investment and may cost more than paying other sales charges.

CONVERTING RETAIL B SHARES TO RETAIL A SHARES

Six years after you buy Retail B Shares of the Fund, they will automatically convert to Retail A Shares of the Fund. This allows you to benefit from the lower annual expenses of Retail A Shares.

CHOOSING BETWEEN RETAIL A SHARES AND RETAIL B SHARES

Retail B Shares are subject to higher fees than Retail A Shares. For this reason, Retail A Shares can be expected to pay


GALAXY RETAIL SHARES                                                           9
higher dividends than Retail B Shares. However, because Retail A Shares are subject to an initial sales charge which is deducted at the time you purchase Retail A Shares (unless you qualify for a sales load waiver), you will have less of your purchase price invested in the Fund if you purchase Retail A Shares than if you purchase Retail B Shares of the Fund.

In deciding whether to buy Retail A Shares or Retail B Shares, you should consider how long you plan to hold the shares. Over time, the higher fees on Retail B Shares may equal or exceed the initial sales charge and fees for Retail A Shares. Retail A Shares may be a better choice if you qualify to have the sales charge reduced or eliminated or if you plan to sell your shares within one or two years. Consult your financial professional for help in choosing the appropriate share class.

BUYING, SELLING AND EXCHANGING SHARES

You can buy and sell Retail A Shares and Retail B Shares of the Fund on any day that the Fund is open for business, which is any day that the New York Stock Exchange is open. The New York Stock Exchange is generally open for trading every Monday through Friday, except for national holidays.

Retail A Shares and Retail B Shares have different prices. The price at which you buy shares is the NAV next determined after your order is accepted, plus any applicable sales charge. The price at which you sell shares is the NAV next determined, after receipt of your order in proper form as described below, less any applicable CDSC. NAV is determined on each day the New York Stock Exchange is open for trading at the close of regular trading that day (usually 4:00 p.m. Eastern time). If market prices are readily available for securities owned by the Fund, they're valued at those prices. If market prices are not readily available for some securities, they are valued at fair value under the supervision of Galaxy's Board of Trustees.

Sometimes, the price of a security trading on a foreign stock exchange may be affected by events that happen after that exchange closes. If this happens, the fair value of the security may be determined using other factors and may not reflect the security's last quoted price. In addition, foreign securities may trade on days when shares of the Fund are not priced. As a result, the NAV per share of the Fund may change on days when you won't be able to buy or sell Fund shares.


[Sidenote:]
MINIMUM INVESTMENT AMOUNTS
The minimum initial investment to open a Fund account is:

-    $2,500 for regular accounts

-    $500 for retirement plan accounts, such as IRA, SEP and Keogh Plan accounts

-    $100 for college savings accounts, including Education IRA accounts

There is generally no minimum initial investment if you participate in the Automatic Investment Program or in a salary reduction retirement plan such as a SIMPLE IRA or 401(k). You generally can make additional investments for as little as $100. See GALAXY INVESTOR PROGRAMS below for information on other minimums for initial and additional investments.

Usually, you must keep at least $250 in your account other than retirement plan accounts. If your account falls below $250 because you sell or exchange shares, Galaxy may redeem your shares and close your account. Galaxy will give you 60 days' notice in writing before closing your account.

HOW TO BUY SHARES

You can buy shares through your financial institution or directly from Galaxy's distributor by calling 1-877-BUY-GALAXY (1-877-289-4252). A broker or agent who places orders on your behalf may charge you a separate fee for their services.

BUYING BY MAIL

Complete an account application and mail it, together with a check payable to the Fund, to:

The Galaxy Fund
P.O. Box 6520
Providence, RI  02940-6520


10                                                          GALAXY RETAIL SHARES

To make additional investments, send your check to the address above along with one of the following:

- The detachable form that's included with your Galaxy statement or your confirmation of a prior transaction

- A letter stating the amount of your investment, the name of the Fund, and your account number.

If your check is returned because of insufficient funds, Galaxy will cancel your order.

BUYING BY WIRE

To make an initial or additional investment by wire, send U.S. funds through the Federal Reserve System to Fleet National Bank as agent for Galaxy's distributor. You should wire money and registration instructions to:

Fleet National Bank
75 State Street
Boston, MA  02109
ABA #0110-0013-8
DDA #79673-5702
Ref:  The Galaxy Fund
(Account number)
(Account registration)

Before making an initial investment by wire, you must complete an account application and send it to The Galaxy Fund, P.O. Box 6520, Providence, RI 02940-6520. Your order will not be effected until the completed account application is received by Galaxy. Call Galaxy's distributor at 1-877-BUY-GALAXY (1-877-289-4252) for an account application.

Your financial institution may charge you a fee for sending funds by wire.

CUSTOMERS OF FINANCIAL INSTITUTIONS

If you are a customer of a financial institution such as a bank, savings and loan association or broker-dealer, including a financial institution affiliated with the Adviser, you should place your order through your financial institution. Your financial institution is responsible for sending your order to Galaxy's distributor and wiring the money to Galaxy's custodian. For details, please contact your financial institution.

DISCOUNT PLANS

You may have the sales charges on purchases of Retail A Shares reduced or waived completely through the discount plans described below:

- RIGHTS OF ACCUMULATION - You can add the value of the Retail A Shares that you already own in any Galaxy portfolio that charges a sales load to your next investment in Retail A Shares for purposes of calculating the sales charge.

- LETTER OF INTENT - You can purchase Retail A Shares of any Galaxy portfolio that charges a sales load over a 13-month period and receive the same sales charge as if all of the shares had been purchased at the same time. To participate, complete the Letter of Intent section on the account application. Galaxy's administrator will hold in escrow Retail A Shares equal to 5% of the amount you indicate in the Letter of Intent for payment of a higher sales charge if you don't purchase the full amount indicated in the Letter of Intent. See the SAI for more information on this escrow feature.

- REINVESTMENT PRIVILEGE - You can reinvest some or all of the money that you receive when you sell Retail A Shares of the Fund in Retail A Shares of any Galaxy portfolio within 90 days without paying a sales charge.



GALAXY RETAIL SHARES                                                          11

- GROUP SALES - If you belong to a qualified group with 50,000 or more members, you can buy Retail A Shares at a reduced sales charge, based on the number of qualified group members.

[Sidenote:]
DISCOUNT PLANS
You must tell your investment professional or Galaxy's distributor when you buy your shares that you want to take advantage of any of these discount plans. See the SAI for additional requirements that may apply. To contact Galaxy's distributor, call 1-877-BUY-GALAXY (1-877-289-4252).

HOW TO SELL SHARES

You can sell your shares in several ways: by mail, by telephone, by wire, or through your financial institution.

SELLING BY MAIL
Send your request in writing to:

The Galaxy Fund
P.O. Box 6520
Providence, RI  02940-6520

You must include the following:

-    The name of the Fund

-    The number of shares or the dollar amount you want to sell

-    Your account number

-    Your Social Security number or tax identification number

- The signatures of each registered owner of the account (the signatures must match the names on the account registration).

[Sidenote:]
SIGNATURE GUARANTEES
When selling your shares by mail or by phone, you must have your signature guaranteed if:
-    you're selling shares worth more than $50,000,
- you want Galaxy to send your money to an address other than the address on your account, unless your assets are transferred to a successor custodian,
- you want Galaxy to send your money to the address on your account that's changed within the last 30 days, or
-    you want Galaxy to make the check payable to someone else.
Your signature must be guaranteed by a bank that's a member of the FDIC, a trust company, a member firm of a national securities exchange or any other eligible institution. A notarized signature is not sufficient.

Additional documents may be required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators or guardians.

SELLING BY PHONE

You can sell shares by calling Galaxy's distributor at 1-877-BUY-GALAXY (1-877-289-4252) unless you tell Galaxy on the account application or in writing that you don't want this privilege. If you have difficulty getting through to Galaxy because of unusual market conditions, consider selling your shares by mail or wire.

SELLING BY WIRE

Notify Galaxy's distributor by phone or wire that you wish to sell shares and have the sale proceeds wired to your account at any financial institution in the U.S. To be eligible to use this privilege, you must complete the appropriate section on the account application or notify Galaxy in writing (with a signature guarantee). Your sale proceeds must be more than $1,000.

The sale proceeds must be paid to the same bank and account you named on your application or in your written instructions.

CUSTOMERS OF FINANCIAL INSTITUTIONS

Please contact your financial institution for information on how to sell your shares. The financial institution is responsible for sending your order to Galaxy's distributor and for crediting your account with the proceeds. Galaxy doesn't charge a fee for wiring sale proceeds to your financial institution, but your financial institution may charge you a fee.

HOW TO EXCHANGE SHARES

You may exchange Retail A Shares of the Fund having a value of at least $100 for Retail A Shares of any other Galaxy portfolio or for shares of any other portfolio that's managed by the Adviser or any of its affiliates in which you have an existing account. You won't pay a sales charge for exchanging your Retail A Shares.


You may exchange Retail B Shares of the Fund for Retail B Shares of any other Galaxy portfolio. You won't pay a CDSC when you exchange your Retail B Shares.


12                                                          GALAXY RETAIL SHARES

However, when you sell the Retail B Shares you acquired in the exchange, you'll pay a contingent deferred sales charge based on the date you bought the Retail B Shares which you exchanged.

TO EXCHANGE SHARES:

- call Galaxy's distributor or use the InvestConnect voice response line at 1-877-BUY-GALAXY (1-877-289-4252)

-    send your request in writing to:

     The Galaxy Fund
     P.O. Box 6520
     Providence, RI  02940-6520

-    ask your financial institution.

Galaxy doesn't charge any fee for making exchanges but your financial institution might do so. You are generally limited to three exchanges per year. Galaxy may change or cancel the exchange privilege with 60 days' advance written notice to shareholders.


OTHER TRANSACTION POLICIES

If Galaxy doesn't receive full payment for your order to buy shares within three business days of the order date, Galaxy won't accept your order. Galaxy will advise you if this happens and return any payment it may eventually receive. You can only invest in shares of the Fund if it is legally available in your state.

Galaxy may refuse any order to buy shares. Galaxy doesn't issue a certificate when you buy shares, but it does keep a record of shares issued to investors.

Galaxy may refuse your order to sell or exchange shares by wire or telephone if it believes it is advisable to do so. Galaxy or its distributor may change or cancel the procedures for selling or exchanging shares by wire or telephone at any time without notice.

If you sell or exchange shares by telephone, you may be responsible for any fraudulent telephone orders as long as Galaxy has taken reasonable precautions to verify your identity, such as requesting information about the way in which your account is registered or about recent transactions in your account.

Galaxy normally pays you cash when you sell your shares, but it has the right to deliver securities owned by the Fund instead of cash. When you sell these securities, you'll pay brokerage charges.

Sales proceeds are normally sent to you within three business days but Galaxy reserves the right to send sales proceeds within seven days if sending proceeds earlier could adversely affect the Fund.

If any shares that you're selling are part of an investment you've paid for with a personal check, Galaxy will delay sending your sales proceeds until the check clears, which can take up to 15 days from the purchase date.

Galaxy reserves the right to vary or waive any minimum investment requirement.


GALAXY RETAIL SHARES                                                          13

DIVIDENDS, DISTRIBUTIONS AND TAXES


DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

The Fund pays any dividends from net investment income annually. The Fund pays any net capital gains at least once a year. It is expected that the Fund's annual distributions will normally -- but not always -- consist primarily of capital gains rather than ordinary income. Dividends and distributions are paid in cash unless you indicate in the account application or in a letter to Galaxy that you want to have dividends and distributions reinvested in additional shares.


FEDERAL TAXES

The Fund contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of long-term capital gain over short-term capital loss). Distributions attributable to the net capital gain of the Fund will be taxable to you as long-term capital gain, regardless of how long you have held your shares. Other Fund distributions (including distributions attributable to short-term capital gains of the Fund) will generally be taxable to you as ordinary income. You will be subject to federal income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. You will be notified annually of the tax status of distributions to you.

You should note that if you purchase shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This is known as "buying into a dividend."

You will recognize taxable gain or loss on a sale, exchange or redemption of your shares, including an exchange for shares of another Fund, based on the difference between your tax basis in the shares and the amount you receive for them. (To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held shares.) Generally, this gain or loss will be long-term or short-term depending on whether your holding period for the shares exceeds 12 months, except that any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares.

The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

Dividends paid by the Fund to its corporate shareholders and that are attributable to qualifying dividends the Fund receives from U.S. corporations may be eligible, in the hands of the corporate shareholders, for the corporate dividends-received deduction, subject to certain holding period requirements and debt financing limitations.

It is expected that the Fund will be subject to foreign withholding taxes with respect to dividends or interest received from sources in foreign countries. The Fund may make an election to treat a proportionate amount of these taxes as constituting a distribution to each shareholder, which would allow each shareholder either (1) to credit this proportionate amount of taxes against U.S. federal income tax liability or (2) to take this amount as an itemized deduction.


14                                                          GALAXY RETAIL SHARES

STATE AND LOCAL TAXES

Shareholders may also be subject to state and local taxes on distributions, redemptions and exchanges. State income taxes may not apply, however, to the portions of the Fund's distributions, if any, that are attributable to interest on U.S. Government securities.


MISCELLANEOUS

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.



GALAXY RETAIL SHARES                                                          15

GALAXY INVESTOR PROGRAMS


RETIREMENT PLANS

Retail A Shares and Retail B Shares of the Fund are available for purchase in connection with any of the following retirement plans:

- Individual Retirement Arrangements (IRAs), including Traditional, Roth, Rollover and Education IRAs.

-    Simplified Employee Pension Plans (SEPs).

-    Keogh money purchase and profit sharing plans.

- Salary reduction retirement plans set up by employers for their employees, which are qualified under Section 401(k) and 403(b) of the Internal Revenue Code.

- SIMPLE IRA plans which are qualified under Section 408(p) of the Internal Revenue Code.

For information about eligibility requirements and other matters concerning these plans and to obtain an application, call Galaxy's distributor at 1-877-BUY-GALAXY (1-877-289-4252).


OTHER PROGRAMS

It's also easy to buy or sell shares of the Fund by using one of the programs described below. Just tell Galaxy the amount and how frequently you want to buy or sell shares and Galaxy does the rest. For further information on any of these programs, call Galaxy's distributor at 1-877-BUY-GALAXY (1-877-289-4252) or your financial institution.

AUTOMATIC INVESTMENT PROGRAM

You can make automatic investments from your bank account every month or every quarter. You can choose to make your investment on any day of the month or quarter. The minimum investment is $50 a month or $150 a quarter except for Education IRAs, in which case the minimum investment is $40 a month or $125 a quarter.

PAYROLL DEDUCTION PROGRAM

You can make regular investments from your paycheck. The minimum investment is $25 per pay period. Send a completed Galaxy Payroll Deduction Application to your employer's payroll department. They'll arrange to have your investment deducted from your paycheck.

COLLEGE INVESTMENT PROGRAM

The minimum for initial and additional investments through the College Investment Program is $100 unless you participate in the Automatic Investment Program, in which case the minimum for initial and additional investments is $50. You can also save for college by opening an Education IRA account. The minimum for initial and additional investments in an Education IRA is $100 unless you participate in the Automatic Investment Program, in which case the minimum for initial and additional investments is $40.

DIRECT DEPOSIT PROGRAM

This program lets you deposit your social security payments in your Fund account automatically. There's no minimum deposit. You can cancel the program by notifying the Social Security Administration in writing.


16                                                          GALAXY RETAIL SHARES

SYSTEMATIC WITHDRAWAL PLAN

You can make regular withdrawals from your Fund account every month, every quarter, every six months or once a year. You need a minimum account balance of $10,000 to participate in the plan. No CDSC will be charged on withdrawals of Retail B Shares made through the plan that don't annually exceed 12% of your account's value.

You may cancel your participation in any of these programs, other than the Direct Deposit Program, by writing to Galaxy at:

     The Galaxy Fund
     P.O. Box 6520
     Providence, RI  02940-6520

Please allow at least five days for the cancellation to be processed.


GALAXY RETAIL SHARES                                                          17

HOW TO REACH GALAXY


THROUGH YOUR FINANCIAL INSTITUTION

Your financial institution can help you buy, sell or exchange shares and can answer questions about your account.


GALAXY SHAREHOLDER SERVICES

Call Galaxy's distributor at 1-877-BUY-GALAXY (1-877-289-4252), Monday through Friday, 8 a.m. to 6 p.m. (Eastern time), for help from a Galaxy representative.


INVESTCONNECT

InvestConnect is Galaxy's shareholder voice response system. Call
1-877-BUY-GALAXY (1-877-289-4252) from any touch-tone phone for automated access to account information and current Fund prices and performance, or to place orders to sell or exchange shares. It's available 24 hours a day, seven days a week.

If you live outside the United States, you can contact Galaxy by calling 1-508-871-4121.


THE INTERNET

Please visit Galaxy's Web site at:
www.galaxyfunds.com


[Sidenote:]
HEARING IMPAIRED
Galaxy also offers a TDD service for the hearing impaired. Just call 1-800-696-6515, 24 hours a day, seven days a week.


18                                                          GALAXY RETAIL SHARES

[Back Cover Page]

WHERE TO FIND MORE INFORMATION

You'll find more information about the Fund in the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS

Galaxy's annual and semi-annual reports will contain more information about the Fund and a discussion about the market conditions and investment strategies that had a significant effect on the Fund's performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains detailed information about the Fund and its policies. By law, it is incorporated by reference into (considered to be part of) this prospectus.

You can get a free copy of these documents, request other information about the Fund and make shareholder inquiries by calling Galaxy at 1-877-BUY-GALAXY (1-877-289-4252) or by writing to:

The Galaxy Fund
P.O. Box 6520
Providence, RI  02940-6520

If you buy your shares through a financial institution, you may contact your institution for more information.

You can write to the Securities and Exchange Commission (SEC) Public Reference Section and ask them to mail you information about the Fund, including the SAI. They'll charge you a fee for this service. You can also visit the SEC Public Reference Room and copy the documents while you're there. For information about the operation of the Public Reference Room, call the SEC.

Public Reference Section of the SEC
Washington, DC 20549-0102
1-202-942-8090.

Reports and other information about the Fund are also available on the EDGAR Database on the SEC's web site at http://www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by electronic request to the SEC's e-mail address at publicinfo@sec.gov.

Galaxy's Investment Company Act File No. is
811-4636.

PRORETPA

[Front cover page]
THE GALAXY FUND


PROSPECTUS

July 6, 2000



GALAXY TRUST SHARES


GALAXY PAN ASIA FUND


TRUST SHARES







As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved any shares of this Fund or determined if this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.




                                                                 [LOGO]
                                                                 Galaxy
                                                                 Funds

CONTENTS



RISK/RETURN SUMMARY....................................................1
Introduction...........................................................1
Galaxy Pan Asia Fund...................................................2
Additional information about risk......................................5

FUND MANAGEMENT........................................................6

HOW TO INVEST IN THE FUND..............................................7
Buying and selling shares..............................................7
   HOW TO BUY SHARES...................................................7
   HOW TO SELL SHARES..................................................8
   OTHER TRANSACTION POLICIES..........................................8

DIVIDENDS, DISTRIBUTIONS AND TAXES.....................................9

RISK/RETURN SUMMARY

INTRODUCTION

This prospectus describes the Galaxy Pan Asia Fund. The Fund invests primarily in the common stocks of companies located in or that have their principal activities in Asia or the Pacific Basin.

IS THE FUND RIGHT FOR YOU?

Not all mutual funds are for everyone. Your investment goals and tolerance for risk will determine which fund is right for you.

Equity funds are generally best suited to investors seeking growth of their investment over time and who are prepared to accept the risks associated with equity securities. Equity funds have the potential for higher returns than other funds, such as bond funds or money market funds, but also carry more risk. Different equity funds have different levels of risk. They have varying objectives and investment styles, and some are considered more aggressive than others.

THE FUND'S INVESTMENT ADVISER

Fleet Investment Advisors Inc., which is referred to in this prospectus as the ADVISER, is the investment adviser for the Fund.

AN INVESTMENT IN THE FUND ISN'T A FLEET BANK DEPOSIT AND IT ISN'T INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY BY INVESTING IN THE FUND.


GALAXY TRUST SHARES                                                          1

GALAXY PAN ASIA FUND

On the following pages, you'll find important information about the Fund, including:

- the Fund's investment objective (sometimes called the Fund's goal) and the main investment strategies used by the Fund's investment adviser in trying to achieve that objective
-    the main risks associated with an investment in the Fund
-    the fees and expenses that you will pay as an investor in the Fund.

THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks capital appreciation.

THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund normally invests at least 65% of its total assets in the common stocks of companies located in or whose principal activities are in Asia and the Pacific Basin. These countries may include Hong Kong, India, Indonesia, Japan, Malaysia, the People's Republic of China, the Philippines, Republic of Korea, Singapore, Taiwan and Thailand. In determining where a company's principal activities are located, the Adviser will consider its country of organization, the principal trading market for its stocks, the source of its revenues and the location of its assets. The Fund emphasizes investments in the developed countries of the region (i.e., Hong Kong, Japan, and Singapore), however, it may also invest in companies located in emerging markets. The Fund will invest mainly in large and medium-sized companies, although it may invest in companies of any size.

[Sidenote:]
SUB-ADVISER
The Adviser has appointed UOB Global Capital LLC as Sub-Adviser to assist it in the day-to-day management of the Fund's investment portfolio.

The Sub-Adviser determines how much to invest in each country by looking at factors such as prospects for economic growth, expected inflation levels, government policies and the range of available investment opportunities. The Sub-Adviser uses a rigorous bottom-up approach, recognizing that individual companies can do well, even in an industry or economy that is not performing well. The Sub-Adviser emphasizes intensive research and stockpicking as the means to identify undervalued stocks in the Asian markets. The investment process is based on a disciplined and systematic approach to identifying under-priced securities. Fundamental parameters that are value and/or growth oriented are used to screen the stock universe to identify companies that are likely to outperform. Regular company visits are an intrinsic part of the process. Top-down macro analysis, i.e., the process of looking at economic and political trends in the region and then selecting countries and industries that should benefit from those trends, and market valuation are used to support asset allocation decisions. Quantitative tools are used to help identify and manage exposure to different risk factors.

The Fund will sell a security if, as a result of changes in the economy of a particular country or the Asian and Pacific Basin region in general, the Sub-Adviser believes that holding the security is no longer consistent with the Fund's investment objective. A security may also be sold as a result of a deterioration in the performance of the security or in the financial condition of the company that issued the security.

THE MAIN RISKS OF INVESTING IN THE FUND

Changes in the U.S. or foreign economies can cause the value of stocks and other investments held by the Fund to fall. Stock prices may decline over short or extended periods. U.S. and foreign stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

The value of your investment in the Fund will go up and down with the value of the investments which the


2                                                          GALAXY TRUST SHARES

Fund holds. The Fund's investments may not perform as well as other investments, even in times of rising markets.

[Sidenote:]
RISK LEVEL
On a risk spectrum ranking funds from conservative to aggressive, the Galaxy Pan Asia Fund is considered to have an aggressive level of risk. This ranking is based on the assessment by the Fund's investment adviser of the potential risk of the Fund relative to the other equity funds offered by Galaxy, but this can change over time. It should not be used to compare the Fund with other mutual funds or other types of investments. Consult your financial professional to help you decide if the Fund is right for you.


In addition, the Fund carries the following main risks:

- FOREIGN INVESTMENTS - Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S. stocks.

- EMERGING MARKETS - The risks associated with foreign investments are heightened when investing in emerging markets. The governments and economies of emerging market countries feature greater instability than those of more developed countries. Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.

- REGIONAL RISK - Because the Fund invests primarily in the stocks of companies located in Asia and the Pacific Basin, the Fund is particularly susceptible to events in that region. Events in any one country may impact the other countries or the region as a whole. As a result, events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified.

- COUNTRY RISK - The Fund may invest 25% or more of its assets in the securities of companies located in one country, and currently intends to invest at least 50% of its assets in securities of companies located in Japan. When the Fund invests a high percentage of its assets in a particular country, the Fund will be especially susceptible to factors affecting that country. In particular, you should know that the Japanese economy faces several concerns, including: a financial system with a significant amount of nonperforming loans; high debt on corporate balance sheets; a structurally changing labor market, under which the traditional concept of lifetime employment is at odds with the increasing need for labor mobility; and changing corporate governance models. Japan is heavily dependent on international trade and has been adversely affected by trade tariffs and other protectionist measures.

- CURRENCY EXCHANGE - Although the Fund usually makes investments that are sold in foreign currencies, it values its holdings in U.S. dollars. If the U.S. dollar rises compared to a foreign currency, the Fund loses on the currency exchange.

- SMALL COMPANIES RISK - Small companies tend to have limited resources, product lines and market share. As a result, their share prices tend to fluctuate more than those of larger companies. Their shares may also trade less frequently and in limited volume, making them potentially less liquid. The price of small company stocks might fall regardless of trends in the broader market.

- DERIVATIVES - The Fund may invest in derivatives, such as options, futures and foreign currencies, to hedge against market risk or the currency risk of its foreign investments or to seek to increase total return. There's no guarantee the use of derivatives for hedging will always work. It can also prevent the Fund from making a gain if markets move in the opposite direction to the hedge. To the extent that a derivative is not used as a hedge, losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

- SELECTION OF INVESTMENTS: The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.


[Sidenote:]
DERIVATIVES
A derivative is an investment whose value is based on or DERIVED from the performance of other securities or interest or currency exchange rates or indices. Derivatives are considered to carry a higher degree of risk than other types of securities.


GALAXY TRUST SHARES                                                          3

GALAXY PAN ASIA FUND


HOW THE FUND HAS PERFORMED

The Fund had not commenced operations as of the date of this prospectus and, accordingly, does not have a long-term performance record.

FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)

------------------------------------------------------------------------------------------------
                        MANAGEMENT        DISTRIBUTION        OTHER         TOTAL FUND
                        FEES              (12b-1) FEES        EXPENSES      OPERATING EXPENSES
------------------------------------------------------------------------------------------------
Trust Shares            1.20%             None                0.62%(1,2)    1.82%(2)
------------------------------------------------------------------------------------------------

(1)  Other expenses are based on estimated amounts for the current fiscal year.

(2) The Adviser has agreed to reimburse Other expenses so that Total Fund operating expenses do not exceed 1.55%. These reimbursements may be revised or discontinued at any time.

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:
-    you invest $10,000 for the periods shown
-    you reinvest all dividends and distributions in the Fund
-    you sell all your shares at the end of the periods shown
-    your investment has a 5% return each year
-    the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

-----------------------------------------------------
                        1 year                3 years
-----------------------------------------------------
Trust Shares            $185                  $573
-----------------------------------------------------


4                                                          GALAXY TRUST SHARES

ADDITIONAL INFORMATION ABOUT RISK


The main risks associated with an investment in the Galaxy Pan Asia Fund have been described above. The following supplements that discussion.

TEMPORARY DEFENSIVE POSITIONS

The Fund may temporarily hold up to 100% of its total assets in investments that are not part of its principal investment strategy to try to avoid losses during unfavorable market conditions. These investments may include cash (which will not earn any income), U.S. and foreign money market instruments, debt securities issued or guaranteed by the U.S. Government or its agencies and foreign national governments or their agencies, securities of foreign issuers located outside the Asian and Pacific Basin region, and the securities of U.S. issuers. This strategy could prevent the Fund from achieving its investment objective and could reduce the Fund's return and affect its performance during a market upswing.

OTHER TYPES OF INVESTMENTS

This prospectus describes the Fund's main investment strategies and the particular types of securities in which the Fund mainly invests. The Fund may, from time to time, pursue other investment strategies and make other types of investments in support of its overall investment goal. These supplemental investment strategies, which are not considered to be main investment strategies of the Fund - and the risks involved - are described in detail in the Statement of Additional Information (SAI) which is referred to on the back cover of this prospectus.

YEAR 2000 RISKS

Over the past several years, the Adviser and Galaxy's other major service providers expended considerable time and money in addressing the computer and technology problems associated with the transition to the Year 2000. As a result of those efforts, Galaxy did not experience any material disruptions in its operations as a result of the transition to the 21st century. The Adviser and Galaxy's other major service providers are continuing to monitor the Year 2000 or Y2K problems, however, and there can be no assurances that there will be no adverse impact to Galaxy or the Fund as a result of future computer-related Y2K difficulties.


GALAXY TRUST SHARES                                                        5

FUND MANAGEMENT


ADVISER

The Adviser, an indirect wholly-owned subsidiary of FleetBoston Financial Corporation, was established in 1984 and has its main office at 75 State Street, Boston, Massachusetts 02109. The Adviser also provides investment management and advisory services to individual and institutional clients and manages the other Galaxy investment portfolios. As of March 31, 2000, the Adviser managed over $104 billion in assets.

The Adviser, subject to the general supervision of Galaxy's Board of Trustees, manages the Fund in accordance with its investment objective and policies, makes decisions with respect to and places orders for all purchases and sales of its portfolio securities, and maintains related records. For these services, the Adviser is entitled to receive management fees from the Fund at the annual rate of 1.20% of the Fund's average daily net assets.

SUB-ADVISER

The Adviser has delegated some of its advisory responsibilities with respect to the Pan Asia Fund to UOB Global Capital LLC as Sub-Adviser. The Sub-Adviser determines which securities will be purchased, retained or sold for the Fund, places orders for the Fund and provides the Adviser with information on Asian investment and economic developments. The Adviser assists and consults with the Sub-Adviser as to the Fund's investment program, reviews sector and country allocations as determined by the Sub-Adviser for investment and manages the Fund's daily cash position. The Sub-Adviser's fees are paid by the Adviser.

The Sub-Adviser is located at 592 Fifth Avenue, Suite 602, New York, New York 10036. The Sub-Adviser has entered into an arrangement with its affiliate, UOB Asset Management Ltd. (UOBAM), pursuant to which UOBAM has agreed to provide appropriate resources, including investment, operations and compliance personnel, to the Sub-Adviser. UOBAM is located at UOB Plaza 2, 80 Raffles Place, #03-00, Singapore 048624. At December 31, 1999, together with its affiliates, the Sub-Adviser had discretionary management authority over approximately $2.17 billion in assets.

[Sidenote:]
PORTFOLIO MANAGER
The Fund's portfolio manager is Janet Liem, who joined UOB Overseas Bank Group (UOB) in 1993 and who has been a portfolio manager with the Sub-Adviser since April 2000. Under the supervision of Daniel Chan, a member of the Sub-Adviser's Investment Committee, she is primarily responsible for the day-to-day management of the Fund's investment portfolio.

Ms. Liem, who also serves as Director and Head of Research of UOB Asset Management Ltd. (UOBAM), has over 15 years of investment experience. Prior to joining UOB, she held various research positions with global financial institutions. She holds a BBA from the National University of Singapore and an MBA from the University of New South Wales.

Mr. Chan has over 20 years investment experience. He currently serves as Chief Investment Officer and Managing Director of UOBAM. He has been with
UOB since 1982 and the Sub-Adviser since its inception in 1998. He is responsible for all aspects of the investment process. He is also the current Chairperson of the Investment Management Association of Singapore. Prior to joining UOB, he was a Vice President at Sun Hung Kai Securities in Singapore. He holds a BBA from the National University of Singapore.

ALLOCATION OF ORDERS FOR PORTFOLIO SECURITIES

The Adviser and Sub-Adviser may allocate orders for the purchase and sale of portfolio securities to certain financial institutions, including those that are affiliated with the Adviser or Sub-Adviser or that have sold shares of the Fund, to the extent permitted by law or by order of the Securities and Exchange Commission. The Adviser and Sub-Adviser will allocate orders to such institutions only if they believe that the quality of the transaction and the commission are comparable to what they would be with other qualified brokerage firms.

SUB-ACCOUNT SERVICES

Affiliates of the Adviser and certain other parties may receive fees from Galaxy's transfer agent for providing certain sub-accounting and administrative services to participant sub-accounts with respect to Trust Shares of the Fund held by defined contribution plans. The transfer agency fees payable by Trust Shares of the Fund have been increased by an amount equal to these fees, so that the holders of Trust Shares indirectly bear these fees.


6                                                           GALAXY TRUST SHARES

HOW TO INVEST IN THE FUND


BUYING AND SELLING SHARES

Trust Shares of the Fund are available for purchase by the following types of investors:

- Investors maintaining a qualified account at a bank or trust institution, including subsidiaries of FleetBoston Financial Corporation

-    Participants in employer-sponsored defined contribution plans.

Qualified accounts include discretionary investment management accounts, custodial accounts, agency accounts and different types of tax-advantaged accounts. Your financial institution can provide more information about which types of accounts are eligible.

You can buy and sell Trust Shares of the Fund on any business day. A business day is any day that Galaxy's distributor, Galaxy's custodian and your institution or employer-sponsored plan are open for business.

The price at which you buy shares is the net asset value (NAV) per share next determined after your order is accepted. The price at which you sell shares is the NAV per share next determined after receipt of your order. NAV is determined on each day the New York Stock Exchange is open for trading at the close of regular trading that day (usually 4:00 p.m. Eastern time). The New York Stock Exchange is generally open for trading every Monday through Friday, except for national holidays.

If market prices are readily available for securities owned by the Fund, they're valued at those prices. If market prices are not readily available for some securities, they are valued at fair value under the supervision of Galaxy's Board of Trustees.

Sometimes, the price of a security trading on a foreign stock exchange may be affected by events that happen after that exchange closes. If this happens, the fair value of the security may be determined using other factors and may not reflect the security's last quoted price. In addition, foreign securities may trade on days when shares of the Fund are not priced. As a result, the net asset value per share of the Fund may change on days when you won't be able to buy or sell Fund shares.

[Sidenote:]
NET ASSET VALUE
The price you pay for your shares is based on the net asset value per share
(NAV). It's the value of the Fund's assets attributable to Trust Shares, minus the value of the Fund's liabilities attributable to Trust Shares, divided by the number of Trust Shares held by investors.

HOW TO BUY SHARES

You can buy Trust Shares by following the procedures established by your financial institution or your employer-sponsored plan. Your financial institution or plan administrator is responsible for sending your order to Galaxy's distributor and wiring payment to Galaxy's custodian. The financial institution or employer-sponsored plan holds the shares in your name and receives all confirmations of purchases and sales.

[Sidenote:]
INVESTMENT MINIMUMS
Galaxy does not have any minimum investment requirements for initial or additional investments in Trust Shares, but financial institutions and employer-sponsored plans may. They may also require you to maintain a minimum account balance.


GALAXY TRUST SHARES                                                         7

HOW TO SELL SHARES

You can sell Trust Shares by following the procedures established by your financial institution or your employer-sponsored plan. Your financial institution or plan administrator is responsible for sending your order to Galaxy's distributor and for crediting your account with the proceeds. Galaxy doesn't charge for wiring the proceeds, but your financial institution or employer-sponsored plan may do so. Contact your financial institution or plan administrator for more information.


OTHER TRANSACTION POLICIES

If Galaxy doesn't receive full payment for your order to buy shares by 4:00 p.m. on the next business day, Galaxy won't accept your order. Galaxy will advise your financial institution or plan administrator if this happens.

Galaxy may refuse any order to buy shares. Galaxy doesn't issue a certificate when you buy shares, but it does keep a record of shares issued to investors.

Sales proceeds are normally wired to your financial institution or plan administrator on the next business day, but Galaxy reserves the right to send sales proceeds within seven days if sending proceeds earlier could adversely affect the Fund.

Galaxy may ask for any information it might reasonably need to make sure that you've authorized a sale of shares.

Galaxy may close any account after 60 days' written notice if the value of the account drops below $250 as a result of selling shares.


8                                                          GALAXY TRUST SHARES

DIVIDENDS, DISTRIBUTIONS AND TAXES


DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

The Fund pays any dividends from net investment income annually. The Fund pays any net capital gains at least once a year. It is expected that the Fund's annual distributions will normally -- but not always -- consist primarily of capital gains rather than ordinary income. Dividends and distributions are paid in cash unless you tell your financial institution or plan administrator in writing that you want to have dividends and distributions reinvested in additional shares.

FEDERAL TAXES

The Fund contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of long-term capital gain over short-term capital loss). Distributions attributable to the net capital gain of the Fund will be taxable to you as long-term capital gain, regardless of how long you have held your shares. Other Fund distributions (including distributions attributable to short-term capital gains of the Fund) will generally be taxable to you as ordinary income. You will be subject to federal income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. You will be notified annually of the tax status of distributions to you.

You should note that if you purchase shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This is known as "buying into a dividend."

You will recognize taxable gain or loss on a sale or redemption of your shares, including an exchange for shares of another Fund, based on the difference between your tax basis in the shares and the amount you receive for them. (To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held shares.) Generally, this gain or loss will be long-term or short-term depending on whether your holding period for the shares exceeds 12 months, except that any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares.

Dividends paid by the Fund to its corporate shareholders and that are attributable to qualifying dividends the Fund receives from U.S. corporations may be eligible, in the hands of the corporate shareholders, for the corporate dividends-received deduction, subject to certain holding period requirements and debt financing limitations.

It is expected that the Fund will be subject to foreign withholding taxes with respect to dividends or interest


GALAXY TRUST SHARES                                                          9
received from sources in foreign countries. The Fund may make an election to treat a proportionate amount of these taxes as constituting a distribution to each shareholder, which would allow each shareholder either (1) to credit this proportionate amount of taxes against U.S. federal income tax liability or (2) to take this amount as an itemized deduction.

STATE AND LOCAL TAXES

Shareholders may also be subject to state and local taxes on distributions, redemptions and exchanges. State income taxes may not apply, however, to the portions of the Fund's distributions, if any, that are attributable to interest on U.S. Government securities.


MISCELLANEOUS

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.


10                                                          GALAXY TRUST SHARES

[Back Cover Page]

WHERE TO FIND MORE INFORMATION


You'll find more information about the Fund in the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS

Galaxy's annual and semi-annual reports will contain more information about the Fund and a discussion about the market conditions and investment strategies that had a significant effect on the Fund's performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains detailed information about the Fund and its policies. By law, it is incorporated by reference into (considered to be part of) this prospectus.

You can get a free copy of these documents, request other information about the Fund and make shareholder inquiries by calling Galaxy at 1-877-BUY-GALAXY (1-877-289-4252) or by writing to:

The Galaxy Fund
P.O. Box 6520
Providence, RI  02940-6520

If you buy your shares through a financial institution, you may contact your institution for more information.

You can write to the Securities and Exchange Commission (SEC) Public Reference Section and ask them to mail you information about the Fund, including the SAI. They'll charge you a fee for this service. You can also visit the SEC Public Reference Room and copy the documents while you're there. For information about the operation of the Public Reference Room, call the SEC.

Public Reference Section of the SEC
Washington, DC 20549-0102
1-202-942-8090.

Reports and other information about the Fund are also available on the EDGAR Database on the SEC's web site at http://www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by electronic request to the SEC's e-mail address at publicinfo@sec.gov.

Galaxy's Investment Company Act File No. is 811-4636.
PROTRPA 7/6/00 PKG50

[Front cover page]
THE GALAXY FUND

[GRAPHIC]

GALAXY PRIME SHARES




PROSPECTUS
July 6, 2000




GALAXY PAN ASIA FUND



PRIME A SHARES AND PRIME B SHARES




As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved any shares of this Fund or determined if this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.


                                                             [LOGO] Galaxy Funds

CONTENTS




RISK/RETURN SUMMARY............................................................1
Introduction...................................................................1
Galaxy Pan Asia Fund...........................................................2
Additional information about risk..............................................7

FUND MANAGEMENT................................................................8

HOW TO INVEST IN THE FUND......................................................9
How sales charges work.........................................................9
Buying, selling and exchanging shares.........................................11

         HOW TO BUY SHARES....................................................12
         HOW TO SELL SHARES...................................................12
         HOW TO EXCHANGE SHARES...............................................13
         OTHER SHAREHOLDER SERVICES...........................................13
         OTHER TRANSACTION POLICIES...........................................13

DIVIDENDS, DISTRIBUTIONS AND TAXES............................................14

RISK/RETURN SUMMARY

INTRODUCTION

This prospectus describes the Galaxy Pan Asia Fund. The Fund invests primarily in the common stocks of companies located in or that have their principal activities in Asia or the Pacific Basin.

IS THE FUND RIGHT FOR YOU?
Not all mutual funds are for everyone. Your investment goals and tolerance for risk will determine which fund is right for you.

Equity funds are generally best suited to investors seeking growth of their investment over time and who are prepared to accept the risks associated with equity securities. Equity funds have the potential for higher returns than other funds, such as bond funds or money market funds, but also carry more risk. Different equity funds have different levels of risk. They have varying objectives and investment styles, and some are considered more aggressive than others.

THE FUND'S INVESTMENT ADVISER

Fleet Investment Advisors Inc., which is referred to in this prospectus as the ADVISER, is the investment adviser for the Fund.

AN INVESTMENT IN THE FUND ISN'T A FLEET BANK DEPOSIT AND IT ISN'T INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY BY INVESTING IN THE FUND.


GALAXY PRIME SHARES                                                            1

GALAXY PAN ASIA FUND

On the following pages, you'll find important information about the Fund, including:

- the Fund's investment objective (sometimes called the Fund's goal) and the main investment strategies used by the Fund's investment adviser in trying to achieve that objective

-    the main risks associated with an investment in the Fund

-    the fees and expenses that you will pay as an investor in the Fund.

THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks capital appreciation.

THE FUND'S MAIN INVESTMENT STRATEGIES
The Fund normally invests at least 65% of its total assets in the common stocks of companies located in or whose principal activities are in Asia and the Pacific Basin. These countries may include Hong Kong, India, Indonesia, Japan, Malaysia, the People's Republic of China, the Philippines, Republic of Korea, Singapore, Taiwan and Thailand. In determining where a company's principal activities are located, the Adviser will consider its country of organization, the principal trading market for its stocks, the source of its revenues and the location of its assets. The Fund emphasizes investments in the developed countries of the region (i.e., Hong Kong, Japan, and Singapore), however, it may also invest in companies located in emerging markets. The Fund will invest mainly in large and medium-sized companies, although it may invest in companies of any size.

[Sidenote:]
SUB-ADVISER
The Adviser has appointed UOB Global Capital LLC as Sub-Adviser to assist it in the day-to-day management of the Fund's investment portfolio.

The Sub-Adviser determines how much to invest in each country by looking at factors such as prospects for economic growth, expected inflation levels, government policies and the range of available investment opportunities. The Sub-Adviser uses a rigorous bottom-up approach, recognizing that individual companies can do well, even in an industry or economy that is not performing well. The Sub-Adviser emphasizes intensive research and stockpicking as the means to identify undervalued stocks in the Asian markets. The investment process is based on a disciplined and systematic approach to identifying under-priced securities. Fundamental parameters that are value and/or growth oriented are used to screen the stock universe to identify companies that are likely to outperform. Regular company visits are an intrinsic part of the process. Top-down macro analysis, i.e., the process of looking at economic and political trends in the region and then selecting countries and industries that should benefit from those trends, and market valuation are used to support asset allocation decisions. Quantitative tools are used to help identify and manage exposure to different risk factors.

The Fund will sell a security if, as a result of changes in the economy of a particular country or the Asian and Pacific Basin region in general, the Sub-Adviser believes that holding the security is no longer consistent with the Fund's investment objective. A security may also be sold as a result of a deterioration in the performance of the security or in the financial condition of the company that issued the security.

THE MAIN RISKS OF INVESTING IN THE FUND
Changes in the U.S. or foreign economies can cause the value of stocks and other investments held by the Fund to fall. Stock prices may decline over short or extended periods. U.S. and foreign stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.


2                                                            GALAXY PRIME SHARES

GALAXY PAN ASIA FUND

The value of your investment in the Fund will go up and down with the value of the investments which the Fund holds. The Fund's investments may not perform as well as other investments, even in times of rising markets.

[Sidenote:]
RISK LEVEL
On a risk spectrum ranking funds from conservative to aggressive, the Galaxy Pan Asia Fund is considered to have an aggressive level of risk. This ranking is based on the assessment by the Fund's investment adviser of the potential risk of the Fund relative to the other equity funds offered by Galaxy, but this can change over time. It should not be used to compare the Fund with other mutual funds or other types of investments. Consult your financial professional to help you decide if the Fund is right for you.

In addition, the Fund carries the following main risks:

- FOREIGN INVESTMENTS - Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S. stocks.

- EMERGING MARKETS - The risks associated with foreign investments are heightened when investing in emerging markets. The governments and economies of emerging market countries feature greater instability than those of more developed countries. Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.

- REGIONAL RISK - Because the Fund invests primarily in the stocks of companies located in Asia and the Pacific Basin, the Fund is particularly susceptible to events in that region. Events in any one country may impact the other countries or the region as a whole. As a result, events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified.

- COUNTRY RISK - The Fund may invest 25% or more of its assets in the securities of companies located in one country, and currently intends to invest at least 50% of its assets in securities of companies located in Japan. When the Fund invests a high percentage of its assets in a particular country, the Fund will be especially susceptible to factors affecting that country. In particular, you should know that the Japanese economy faces several concerns, including: a financial system with a significant amount of nonperforming loans; high debt on corporate balance sheets; a structurally changing labor market, under which the traditional concept of lifetime employment is at odds with the increasing need for labor mobility; and changing corporate governance models. Japan is heavily dependent on international trade and has been adversely affected by trade tariffs and other protectionist measures.

- CURRENCY EXCHANGE - Although the Fund usually makes investments that are sold in foreign currencies, it values its holdings in U.S. dollars. If the U.S. dollar rises compared to a foreign currency, the Fund loses on the currency exchange.

- SMALL COMPANIES RISK - Small companies tend to have limited resources, product lines and market share. As a result, their share prices tend to fluctuate more than those of larger companies. Their shares may also trade less frequently and in limited volume, making them potentially less liquid. The price of small company stocks might fall


GALAXY PRIME SHARES                                                            3

GALAXY PAN ASIA FUND

     regardless of trends in the broader market.

- DERIVATIVES - The Fund may invest in derivatives, such as options, futures and foreign currencies, to hedge against market risk or the currency risk of its foreign investments or to seek to increase total return. There's no guarantee the use of derivatives for hedging will always work. It can also prevent the Fund from making a gain if markets move in the opposite direction to the hedge. To the extent that a derivative is not used as a hedge, losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

- SELECTION OF INVESTMENTS: The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.


[Sidenote:]
DERIVATIVES
A derivative is an investment whose value is based on or DERIVED from the performance of other securities or interest or currency exchange rates or indices. Derivatives are considered to carry a higher degree of risk than other types of securities.





4                                                            GALAXY PRIME SHARES

GALAXY PAN ASIA FUND


HOW THE FUND HAS PERFORMED
The Fund had not commenced operations as of the date of this prospectus and, accordingly, does not have a long-term performance record.

FEES AND EXPENSES OF THE FUND
The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

Shareholder fees (fees paid directly from your investment)

--------------------------- ----------------------------------- -----------------------------------------
                            MAXIMUM SALES CHARGE (LOAD) ON        MAXIMUM DEFERRED SALES CHARGE (LOAD)
                             PURCHASES SHOWN AS A % OF THE       SHOWN AS A % OF THE OFFERING PRICE OR
                                            OFFERING PRICE               SALE PRICE, WHICHEVER IS LESS
--------------------------- ----------------------------------- -----------------------------------------
Prime A Shares              5.50%(1)                            None(2)
--------------------------- ----------------------------------- -----------------------------------------
Prime B Shares              None                                5.00%(3)
--------------------------- ----------------------------------- -----------------------------------------

Annual Fund operating expenses (expenses deducted from the Fund's assets)

--------------------------- -------------------- ---------------------- ---------------- ------------------------------
                                      MANAGEMENT       DISTRIBUTION AND           OTHER                      TOTAL FUND
                                            FEES   SERVICE (12b-1) FEES        EXPENSES              OPERATING EXPENSES
--------------------------- -------------------- ---------------------- ---------------- ------------------------------
Prime A Shares              1.20%                      0.25%(4)            0.77%(5,6)           2.22%(6)
--------------------------- -------------------- ---------------------- ---------------- ------------------------------
Prime B Shares              1.20%                      1.00%(7)            0.74%(5,6)           2.94%(6)
--------------------------- -------------------- ---------------------- ---------------- ------------------------------

(1) Reduced sales charges may be available. See "How to invest in the Fund - How sales charges work."

(2) Except for investments of $1,000,000 or more. See "How to invest in the Fund - How sales charges work."

(3) This amount applies if you sell your shares in the first year after purchase and gradually declines to 0% in the seventh year after purchase. After eight years, your Prime B Shares will automatically convert to Prime A Shares. See "How to invest in the Fund - How sales charges work."

(4) The Fund may pay Distribution and service (12b-1) fees up to a maximum of 0.30% of the Fund's average net assets attributable to Prime A Shares but will limit such fees to no more than 0.25% during the current fiscal year.

(5)  Other expenses are based on estimated amounts for the current fiscal year.

(6) The Adviser has agreed to reimburse Other expenses so that Total Fund operating expenses do not exceed 1.95% and 2.67% for Prime A Shares and Prime B Shares, respectively. These reimbursements may be revised or discontinued at any time.

(7) The Fund may pay Distribution and service (12b-1) fees up to a maximum of 1.25% of the Fund's average net assets attributable to Prime B Shares but will limit such fees to no more than 1.00% during the current fiscal year.

GALAXY PRIME SHARES                                                            5

GALAXY PAN ASIA FUND


EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:
- you invest $10,000 for the periods shown
- you reinvest all dividends and distributions in the Fund
- you sell all your shares at the end of the periods shown
- your investment has a 5% return each year
- your Prime B Shares convert to Prime A Shares after eight years
- the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

----------------------- --------------------- --------------------
                        1 year                3 years
----------------------- --------------------- --------------------
Prime A Shares          $  763                $  1,206
----------------------- --------------------- --------------------
Prime B Shares          $  797                $  1,210
------------------------------------------------------------------
If you hold Prime B Shares, you would pay the following expenses if you didn't sell your shares:
------------------------------------------------------------------
Prime B Shares          $  297                $    910
----------------------- --------------------- --------------------


6                                                            GALAXY PRIME SHARES

ADDITIONAL INFORMATION ABOUT RISK

The main risks associated with an investment in the Galaxy Pan Asia Fund have been described above. The following supplements that discussion.

TEMPORARY DEFENSIVE POSITIONS
The Fund may temporarily hold up to 100% of its total assets in investments that are not part of its principal investment strategy to try to avoid losses during unfavorable market conditions. These investments may include cash (which will not earn any income), U.S. and foreign money market instruments, debt securities issued or guaranteed by the U.S. Government or its agencies and foreign national governments or their agencies, securities of foreign issuers located outside the Asian and Pacific Basin region, and the securities of U.S. issuers. This strategy could prevent the Fund from achieving its investment objective and could reduce the Fund's return and affect its performance during a market upswing.

OTHER TYPES OF INVESTMENTS
This prospectus describes the Fund's main investment strategies and the particular types of securities in which the Fund mainly invests. The Fund may, from time to time, pursue other investment strategies and make other types of investments in support of its overall investment goal. These supplemental investment strategies, which are not considered to be main investment strategies of the Fund - and the risks involved - are described in detail in the Statement of Additional Information (SAI) which is referred to on the back cover of this prospectus.

YEAR 2000 RISKS
Over the past several years, the Adviser and Galaxy's other major service providers expended considerable time and money in addressing the computer and technology problems associated with the transition to the Year 2000. As a result of those efforts, Galaxy did not experience any material disruptions in its operations as a result of the transition to the 21st century. The Adviser and Galaxy's other major service providers are continuing to monitor the Year 2000 or Y2K problems, however, and there can be no assurances that there will be no adverse impact to Galaxy or the Fund as a result of future computer-related Y2K difficulties.


GALAXY PRIME SHARES                                                            7

FUND MANAGEMENT


ADVISER

The Adviser, an indirect wholly-owned subsidiary of FleetBoston Financial Corporation, was established in 1984 and has its main office at 75 State Street, Boston, Massachusetts 02109. The Adviser also provides investment management and advisory services to individual and institutional clients and manages the other Galaxy investment portfolios. As of March 31, 2000, the Adviser managed over $104 billion in assets.

The Adviser, subject to the general supervision of Galaxy's Board of Trustees, manages the Fund in accordance with its investment objective and policies, makes decisions with respect to and places orders for all purchases and sales of its portfolio securities, and maintains related records. For these services, the Adviser is entitled to receive management fees from the Fund at the annual rate of 1.20% of the Fund's average daily net assets.

SUB-ADVISER

The Adviser has delegated some of its advisory responsibilities with respect to the Pan Asia Fund to UOB Global Capital LLC as Sub-Adviser. The Sub-Adviser determines which securities will be purchased, retained or sold for the Fund, places orders for the Fund and provides the Adviser with information on Asian investment and economic developments. The Adviser assists and consults with the Sub-Adviser as to the Fund's investment program, reviews sector and country allocations as determined by the Sub-Adviser for investment and manages the Fund's daily cash position. The Sub-Adviser's fees are paid by the Adviser.

The Sub-Adviser is located at 592 Fifth Avenue, Suite 602, New York, New York 10036. The Sub-Adviser has entered into an arrangement with its affiliate, UOB Asset Management Ltd. (UOBAM), pursuant to which UOBAM has agreed to provide appropriate resources, including investment, operations and compliance personnel, to the Sub-Adviser. UOBAM is located at UOB Plaza 2, 80 Raffles Place, #03-00, Singapore 048624. At December 31, 1999, together with its affiliates, the Sub-Adviser had discretionary management authority over approximately $2.17 billion in assets.

[Sidenote:]
PORTFOLIO MANAGER
The Fund's portfolio manager is Janet Liem, who joined UOB Overseas Bank Group
(UOB) in 1993 and who has been a portfolio manager with the Sub-Adviser since April 2000. Under the supervision of Daniel Chan, a member of the Sub-Adviser's Investment Committee, she is primarily responsible for the day-to-day management of the Fund's investment portfolio.

Ms. Liem, who also serves as Director and Head of Research of UOB Asset Management Ltd. (UOBAM), has over 15 years of investment experience. Prior to joining UOB, she held various research positions with global financial institutions. She holds a BBA from the National University of Singapore and an MBA from the University of New South Wales.

Mr. Chan has over 20 years investment experience. He currently serves as Chief Investment Officer and Managing Director of UOBAM. He has been with UOB since 1982 and the Sub-Adviser since its inception in 1998. He is responsible for all aspects of the investment process. He is also the current Chairperson of the Investment Management Association of Singapore. Prior to joining UOB, he was a Vice President at Sun Hung Kai Securities in Singapore. He holds a BBA from the National University of Singapore.

ALLOCATION OF ORDERS FOR PORTFOLIO SECURITIES

The Adviser and Sub-Adviser may allocate orders for the purchase and sale of portfolio securities to certain financial institutions, including those that are affiliated with the Adviser or Sub-Adviser or that have sold shares of the Fund, to the extent permitted by law or by order of the Securities and Exchange Commission. The Adviser and Sub-Adviser will allocate orders to such institutions only if they believe that the quality of the transaction and the commission are comparable to what they would be with other qualified brokerage firms.


8                                                            GALAXY PRIME SHARES

HOW TO INVEST IN THE FUND


HOW SALES CHARGES WORK
You will normally pay a sales charge to invest in the Fund. If you buy Prime A Shares, you'll usually pay a sales charge (sometimes called a front-end load) at the time you buy your shares. If you buy Prime B Shares, you may have to pay a contingent deferred sales charge (sometimes called a back-end load or CDSC) when you sell your shares. This section explains these two options.

[Sidenote:]
NET ASSET VALUE
The price you pay for your shares is based on the net asset value per share
(NAV). It's the value of the Fund's assets attributable to Prime A Shares or Prime B Shares, minus the value of the Fund's liabilities attributable to Prime A Shares or Prime B Shares, divided by the number of Prime A Shares or Prime B Shares held by investors.

PRIME A SHARES
The table below shows the sales charge you'll pay if you buy Prime A Shares of the Fund. The offering price is the NAV of the shares purchased, plus any applicable sales charge.

------------------------------------- ------------------------------ -----------------------------
                                           TOTAL SALES CHARGE
------------------------------------- ------------------------------ -----------------------------
                                      AS A % OF THE OFFERING PRICE   AS A % OF YOUR INVESTMENT
AMOUNT OF YOUR INVESTMENT             PER SHARE
------------------------------------- ------------------------------ -----------------------------
Less than $50,000                     5.50%                          5.82%
------------------------------------- ------------------------------ -----------------------------
$50,000 but less than $100,000        4.50%                          4.71%
------------------------------------- ------------------------------ -----------------------------
$100,000 but less than $250,000       3.50%                          3.63%
------------------------------------- ------------------------------ -----------------------------
$250,000 but less than $500,000       2.50%                          2.56%
------------------------------------- ------------------------------ -----------------------------
$500,000 but less than $1,000,000     2.00%                          2.04%
------------------------------------- ------------------------------ -----------------------------
$1,000,000 and over                   0.00%(1)                       0.00%(1)
------------------------------------- ------------------------------ -----------------------------

(1) There is no front-end sales charge on investments in Prime A Shares of $1,000,000 or more. However, if you sell the shares within one year after buying them, you'll pay a CDSC of 1% of the offering price or 1% of the net asset value of your shares, whichever is less, unless the shares were sold because of the death or disability of the shareholder.

Galaxy's distributor may, from time to time, implement programs under which a broker-dealer's sales force may be eligible to win nominal awards for certain sales efforts. If any such program is made available to any broker-dealer, it will be made available to all broker-dealers on the same terms. Payments made under such programs are made by Galaxy's distributor out of its own assets and not out of the assets of the Fund. These programs will not change the price of Prime A Shares or the amount that the Fund will receive from such sales.

There's no sales charge when you buy Prime A Shares if:

-    You buy shares by reinvesting your dividends and distributions.
- You buy shares with money from Prime A Shares of another Galaxy portfolio on which you've already paid a sales charge (as long as you buy the new shares within 90 days after selling your other shares).
- You're an investment professional who places trades for your clients and charges them a fee.
-    You were a Galaxy shareholder before December 1, 1995.

[Sidenote:]
SALES CHARGE WAIVERS
Ask your broker-dealer, or consult the SAI, for other instances in which the sales load on Prime A Shares is waived. When you buy your shares, you must tell your broker-dealer that you qualify for a sales load waiver.


GALAXY PRIME SHARES                                                            9

PRIME B SHARES

If you buy Prime B Shares of the Fund, you won't pay a CDSC unless you sell your shares within six years of buying them. The following table shows the schedule of CDSC charges:

--------------------------------------------------------------------------------
IF YOU SELL YOUR SHARES         YOU'LL PAY A CDSC OF
--------------------------------------------------------------------------------
during the first year           5.00%
--------------------------------------------------------------------------------
during the second year          4.00%
--------------------------------------------------------------------------------
during the third year           3.00%
--------------------------------------------------------------------------------
during the fourth year          3.00%
--------------------------------------------------------------------------------
during the fifth year           2.00%
--------------------------------------------------------------------------------
during the sixth year           1.00%
--------------------------------------------------------------------------------
after the sixth year            None
--------------------------------------------------------------------------------

For purposes of calculating the CDSC, all purchases made during a calendar month are considered to be made on the first day of that month. The CDSC is based on the value of the Prime B Shares on the date that they are sold or the original cost of the shares, whichever is lower. To keep your CDSC as low as possible each time you sell shares, Galaxy will first sell any shares in your account that are not subject to a CDSC. If there are not enough of these, Galaxy will sell those shares that have the lowest CDSC. There is no CDSC on Prime B Shares that you acquire by reinvesting your dividends and distributions. In addition, there's no CDSC when Prime B Shares are sold because of the death or disability of a shareholder and in certain other circumstances such as exchanges. Ask your broker-dealer, or consult the SAI, for other instances in which the CDSC is waived.

DISTRIBUTION AND SHAREHOLDER SERVICE FEES
Prime A Shares of the Fund can pay distribution (12b-1) fees at an annual rate of up to 0.30% of the Fund's Prime A Share assets. The Fund does not intend to pay more than 0.25% in distribution fees with respect to Prime A Shares during the current fiscal year.

Prime B Shares of the Fund can pay distribution and shareholder service (12b-1) fees at an annual rate of up to 1.25% of the Fund's Prime B Share assets. The Fund does not intend to pay more than 1.00% in distribution and shareholder service (12b-1) fees during the current fiscal year.

Galaxy has adopted separate plans under Rule 12b-1 that allow the Fund to pay fees from its Prime A Share assets for selling and distributing Prime A Shares and from its Prime B Share assets for selling and distributing Prime B Shares and for services provided to shareholders. Because 12b-1 fees are paid on an ongoing basis, over time they increase the cost of your investment and may cost more than paying other sales charges.

CONVERTING PRIME B SHARES TO PRIME A SHARES
Eight years after you buy Prime B Shares of the Fund, they will automatically convert to Prime A Shares of the Fund. This allows you to benefit from the lower annual expenses of Prime A Shares.


10                                                           GALAXY PRIME SHARES

CHOOSING BETWEEN PRIME A SHARES AND PRIME B SHARES
Prime B Shares are subject to higher fees than Prime A Shares. For this reason, Prime A Shares can be expected to pay higher dividends than Prime B Shares. However, because Prime A Shares are subject to an initial sales charge which is deducted at the time you purchase Prime A Shares (unless you qualify for a sales load waiver), you will have less of your purchase price invested in the Fund if you purchase Prime A Shares than if you purchase Prime B Shares of the Fund.

In deciding whether to buy Prime A Shares or Prime B Shares, you should consider how long you plan to hold the shares. Over time, the higher fees on Prime B Shares may equal or exceed the initial sales charge and fees for Prime A Shares. Prime A Shares may be a better choice if you qualify to have the sales charge reduced or eliminated or if you plan to sell your shares within one or two years. Consult your financial professional for help in choosing the appropriate share class.

BUYING, SELLING AND EXCHANGING SHARES
You can buy and sell Prime A Shares and Prime B Shares of the Fund on any day that the Fund is open for business, which is any day that the New York Stock Exchange is open. The New York Stock Exchange is generally open for trading every Monday through Friday, except for national holidays.

Prime A Shares and Prime B Shares have different prices. The price at which you buy shares is the NAV next determined after your order is accepted by Galaxy, plus any applicable sales charge. The price at which you sell shares is the NAV next determined after receipt by Galaxy of your order in proper form as described below, less any applicable CDSC. NAV is determined on each day the New York Stock Exchange is open for trading at the close of regular trading that day (usually 4:00 p.m. Eastern time). If market prices are readily available for securities owned by the Fund, they're valued at those prices. If market prices are not readily available for some securities, they are valued at fair value under the supervision of Galaxy's Board of Trustees.

Sometimes, the price of a security trading on a foreign stock exchange may be affected by events that happen after that exchange closes. If this happens, the fair value of the security may be determined using other factors and may not reflect the security's last

[Sidenote:]
MINIMUM INVESTMENT AMOUNTS
The minimum initial investment amount to open a Fund account is $2,500. You generally can make additional investments for as little as $100.

Usually, you must keep at least $250 in your account. If your account falls below $250 because you sell or exchange shares, Galaxy may redeem your shares and close your account. Galaxy will give you 60 days' notice in writing before closing your account.


GALAXY PRIME SHARES                                                           11
quoted price. In addition, foreign securities may trade on days when shares of the Fund are not priced. As a result, the NAV per share of the Fund may change on days when you won't be able to buy or sell Fund shares.

HOW TO BUY SHARES
You can buy shares through your broker-dealer. Your broker-dealer is responsible for sending your order to Galaxy's distributor and wiring the money to Galaxy's custodian. Your broker-dealer will usually hold your shares of record in its name and receive all confirmations of purchases and sales. Your ownership of the shares will be recorded by your broker-dealer and reflected in your account statements provided to you. For details, please contact your broker-dealer. A broker-dealer who places orders on your behalf may charge you a separate fee for its services.

DISCOUNT PLANS
You may have the sales charges on purchases of Prime A Shares reduced or waived completely through the discount plans described below:

- RIGHTS OF ACCUMULATION - You can add the value of the Prime A Shares that you already own in any Galaxy portfolio that charges a sales load to your next investment in Prime A Shares for purposes of calculating the sales charge.
- LETTER OF INTENT - You can purchase Prime A Shares of any Galaxy Fund that charges a sales load over a 13-month period and receive the same sales charge as if all of the shares had been purchased at the same time. To participate, complete the Letter of Intent section on the account application. Galaxy's administrator will hold in escrow Prime A Shares equal to 5% of the amount you indicate in the Letter of Intent for payment of a higher sales charge if you don't purchase the full amount indicated in the Letter of Intent. See the SAI for more information on this escrow feature.
- REINVESTMENT PRIVILEGE - You can reinvest some or all of the money that you receive when you sell Prime A Shares of the Fund in Prime A Shares of any other Galaxy portfolio that offers Prime A Shares within 90 days without paying a sales charge.

[Sidenote:]
DISCOUNT PLANS
You must tell your broker-dealer when you buy your shares that you want to take advantage of any of these discount plans. See the SAI for additional requirements that may apply.

HOW TO SELL SHARES
You can sell your shares through your broker-dealer. The broker-dealer is responsible for sending your order to Galaxy's distributor and for crediting your account with the proceeds. Galaxy doesn't charge a fee for wiring sale proceeds to your broker-dealer, but your broker-dealer may charge you a fee. Please contact your broker-dealer for information on how to sell your shares.


12                                                           GALAXY PRIME SHARES

HOW TO EXCHANGE SHARES

You may exchange Prime A Shares of the Fund having a value of at least $100 for Prime A Shares of any other Galaxy portfolio that offers Prime A Shares. You won't pay a sales charge for exchanging your Prime A Shares.

You may exchange Prime B Shares of the Fund for Prime B Shares of any other Galaxy portfolio that offers Prime B Shares. You won't pay a CDSC when you exchange your Prime B Shares. However, when you sell the Prime B Shares you acquired in the exchange, you'll pay a contingent deferred sales charge based on the date you bought the Prime B Shares which you exchanged.

Galaxy doesn't charge any fee for making exchanges but your broker-dealer might do so. You are generally limited to three exchanges per year. Galaxy may change or cancel the exchange privilege with 60 days' advance notice to shareholders.

To exchange shares, contact your broker-dealer.

OTHER SHAREHOLDER SERVICES

Your broker-dealer may offer other shareholder services to its customers. For example, broker-dealers may offer participation in an automatic investment program that allows investors to systematically purchase shares of the Galaxy Funds on a periodic basis from a designated account. Broker-dealers may also offer a systematic withdrawal plan which permits investors automatically to sell shares on a regular basis. Please contact your broker-dealer for details on these and any other shareholder services that may be available.

OTHER TRANSACTION POLICIES

If Galaxy doesn't receive full payment for your order to buy shares within three business days of the order date, Galaxy won't accept your order. Galaxy will advise you if this happens and return any payment it may eventually receive. You can only invest in shares of the Fund if it is legally available in your state.

Galaxy may refuse any order to buy shares. Galaxy doesn't issue a certificate when you buy shares, but it does keep a record of shares issued to investors.

Galaxy normally pays you cash when you sell your shares, but it has the right to deliver securities owned by the Fund instead of cash. When you sell these securities, you'll pay brokerage charges.

Sales proceeds are normally sent to your broker-dealer within three business days but Galaxy reserves the right to send sales proceeds within seven days if sending proceeds earlier could adversely affect the Fund.

Galaxy reserves the right to vary or waive any minimum investment requirement.


GALAXY PRIME SHARES                                                           13

DIVIDENDS, DISTRIBUTIONS AND TAXES


DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
The Fund pays any dividends from net investment income annually. The Fund pays any net capital gains at least once a year. It is expected that the Fund's annual distributions will normally -- but not always -- consist primarily of capital gains rather than ordinary income. Dividends and distributions are paid in cash unless you indicate in the account application or in a letter to Galaxy that you want to have dividends and distributions reinvested in additional shares.

FEDERAL TAXES
The Fund contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of long-term capital gain over short-term capital loss). Distributions attributable to the net capital gain of the Fund will be taxable to you as long-term capital gain, regardless of how long you have held your shares. Other Fund distributions (including distributions attributable to short-term capital gains of the Fund) will generally be taxable to you as ordinary income. You will be subject to federal income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. You will be notified annually of the tax status of distributions to you.

You should note that if you purchase shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This is known as "buying into a dividend."

You will recognize taxable gain or loss on a sale, exchange or redemption of your shares, including an exchange for shares of another Galaxy Fund, based on the difference between your tax basis in the shares and the amount you receive for them. (To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held shares.) Generally, this gain or loss will be long-term or short-term depending on whether your holding period for the shares exceeds 12 months, except that any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares.

The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.


14                                                           GALAXY PRIME SHARES

Dividends paid by the Fund to its corporate shareholders and that are attributable to qualifying dividends the Fund receives from U.S. corporations may be eligible, in the hands of the corporate shareholders, for the corporate dividends-received deduction, subject to certain holding period requirements and debt financing limitations.

It is expected that the Fund will be subject to foreign withholding taxes with respect to dividends or interest received from sources in foreign countries. The Fund may make an election to treat a proportionate amount of these taxes as constituting a distribution to each shareholder, which would allow each shareholder either (1) to credit this proportionate amount of taxes against U.S. federal income tax liability or (2) to take this amount as an itemized deduction.

STATE AND LOCAL TAXES
Shareholders may also be subject to state and local taxes on distributions, redemptions and exchanges. State income taxes may not apply, however, to the portions of the Fund's distributions, if any, that are attributable to interest on U.S. Government securities.

MISCELLANEOUS
The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.


GALAXY PRIME SHARES                                                           15

[Back Cover Page]

WHERE TO FIND MORE INFORMATION

You'll find more information about the Fund in the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS
Galaxy's annual and semi-annual reports will contain more information about the Fund and a discussion about the market conditions and investment strategies that had a significant effect on the Fund's performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI contains detailed information about the Fund and its policies. By law, it is incorporated by reference into (considered to be part of) this prospectus.

You can get a free copy of these documents, request other information about the Fund and make shareholder inquiries by contacting your broker-dealer or by calling Galaxy at 1-877-BUY-GALAXY (1-877-289-4252) or by writing to:

The Galaxy Fund
P.O. Box 6520
Providence, RI  02940-6520

You can write to the Securities and Exchange Commission (SEC) Public Reference Section and ask them to mail you information about the Fund, including the SAI. They'll charge you a fee for this service. You can also visit the SEC Public Reference Room and copy the documents while you're there. For information about the operation of the Public Reference Room, call the SEC.

Public Reference Section of the SEC
Washington, DC 20549-0102
1-202-942-8090.

Reports and other information about the Fund are also available on the EDGAR Database on the SEC's web site at http://www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by electronic request to the SEC's e-mail address at publicinfo@sec.gov.

Galaxy's Investment Company Act File No. is
811-4636.

QRPROPA